THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED APRIL 1, 2014, TO THE HUNTINGTON FUNDS’ PROSPECTUS DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF MARCH 31, 2014, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR” IN THE HUNTINGTON FUNDS’ PROSPECTUS ON PAGES 219 THROUGH 221 WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2013, Huntington National Bank had assets of over $59 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Peter Sorrentino, CFA, and Robert G. “Chip” Hendon II are primarily responsible for the day-to-day management of the Disciplined Equity Fund and Real Strategies Fund.

Kirk Mentzer and Peter Sorrentino, CFA, are primarily responsible for the day-to-day management of the Dividend Capture Fund.

Paul Attwood, CFA, and Martina Cheung, CFA, CMT, are primarily responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund.

B. Randolph “Randy” Bateman, CFA, and Kirk Mentzer are primarily responsible for the day-to-day management of the Situs Fund.

Kirk Mentzer is primarily responsible for the day-to-day management of the Fixed Income Securities Fund.

William G. Doughty is primarily responsible for the day-to-day management of the Intermediate Government Income Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund.

Kathy Stylarek is primarily responsible for the day-to-day management of the Ohio Tax-Free Fund.

B. Randolph “Randy” Bateman, CFA, and Robert G. “Chip” Hendon II are primarily responsible for the day-to-day management of the Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund.

Paul W. Attwood is primarily responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund. Mr. Attwood has served as the Portfolio Manager of the Global Select Markets Fund since the Fund’s inception and has served as the Portfolio Manager of the International Equity Fund since 2012. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood holds a Chartered Financial Analyst designation. He received his bachelor’s degree from the University of Cincinnati.

B. Randolph “Randy” Bateman is primarily responsible for the day-to-day management of the Situs Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund. Mr. Bateman has served as the Portfolio Manager of the Situs Fund since 2002 and has served as the Portfolio Manager of the Asset Allocation Funds since 2013. He is Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Martina Cheung is primarily responsible for the day-to-day management of the Global Select Markets Fund and International Equity Fund. Ms. Cheung has served as the Portfolio Manager of the Global Select Markets Fund and International Equity Fund since 2014. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst and is currently a Senior Vice President and portfolio manager. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her Master’s of Business Administration from Capital University.

William G. Doughty is primarily responsible for the day-to-day management of the Intermediate Government Income Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty has served as Portfolio Manager of the Intermediation Government Income Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He joined The Huntington National Bank in 1961 and serves as Senior Vice President. He is a member of The Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Robert G. “Chip” Hendon II is primarily responsible for the day-to-day management of the Disciplined Equity Fund, Real Strategies Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund. Mr. Hendon has served as Portfolio Manager of the Disciplined Equity Fund, Real Strategies Fund, and Asset Allocation Funds since 2014. Mr. Hendon joined Huntington Private Financial Group in 2002 and currently serves as Vice President. Prior to 2002, Mr. Hendon served as a Senior Financial Consultant with

Hilliard Lyons. Mr. Hendon is a graduate of The University of Toledo with a Bachelor’s Degree in Finance and of Xavier University with a Master’s Degree in Business Administration with a Finance concentration.

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund, Situs Fund and Fixed Income Securities Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and as Portfolio Manager of the Fixed Income Securities Fund since 2000. He has served as Portfolio Manager of the Situs Fund since 2014. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Peter Sorrentino is primarily responsible for the day-to-day management of the Dividend Capture Fund, Disciplined Equity Fund, and Real Strategies Fund. Mr. Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. He has served as Portfolio Manager of the Disciplined Equity Fund since 2012 and as Portfolio Manager of the Dividend Capture Fund since 2014. Mr. Sorrentino joined Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Kathy Stylarek is primarily responsible for the day-to-day management of the Ohio Tax-Free Fund. She has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.